Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 2,076,569	$ 7,865,345
Accounts receivable, net	66,535
Prepaid expenses and other current assets	5,162,213	532,289
Total current assets	7,305,317	8,397,634
Investments		341,045
Property and equipment, net	75,391	97,933
Intangible assets, net	11,593	13,073
Goodwill	7,121,712
Total assets	14,514,013	8,849,685
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	3,268	79,650
Accrued expenses and other payables	1,867,251	1,703,134
Advance from customers	67,484
Due to related parties	724,885	1,347,981
Total current liabilities	2,662,888	3,130,766
Total liabilities	2,662,888	3,130,766
SHAREHOLDERS' EQUITY:
Additional paid-in capital	15,299,930	7,695,605
Retained earnings	(3,876,167)	(2,313,312)
Accumulated other comprehensive income	398,471	303,411
Total shareholders' equity	11,851,125	5,718,920
Total liabilities and shareholders' equity	14,514,013	8,849,686
Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares value	21,791	21,316
Total shareholders' equity	21,791	21,316
Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares value	7,100	11,900
Total shareholders' equity	$ 7,100	$ 11,900